SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 - SUBSEQUENT EVENTS

On March 9, 2024, the shareholders of the Company approved a reverse split at a ratio of 1-for-10 shares. The reverse split became effective on April 11, 2024. After giving effect to this reverse split, there were 1,173,867 shares and 839,623 shares issued and outstanding as of September 30, 2023 and 2022, which are considered as a part of the Reorganization of the Company and was retroactively applied as if the transaction occurred at the beginning of the period presented.

On May 16, 2024, the Company closed a private offering of $5,600,000 worth of Ordinary Shares at a price of $2.29 per share (the “Offering”). Together with each share issued, the subscribers in the Offering received warrants to purchase three Ordinary Shares at a price equal to 110% of the per-share offering price, exercisable for four (4) months from the close of the Offering. In total, the Company issued 2,445,415 Ordinary Shares in the Offering, together with warrants to purchase up to 7,336,245 Ordinary Shares at a price of $2.52 per share.

On September 9, 2024, the Company entered into an Ordinary Share Purchase Agreement (the “Purchase Agreement”) with White Lion Capital, LLC (“White Lion”). Under the Purchase Agreement, the Company has the right to require White Lion to purchase, from time to time, up to a cumulative total of $10,000,000 worth of Class A Ordinary Shares. The Company also agreed to issue White Lion $250,000 worth of Class A Ordinary Shares as a commitment fee upon filing the registeration of the Ordinary shares or a total of $10,000,000 worth of Class A Ordinary Shares are purchased. As of the date of this filing, no shares were issued for the purchase and commitment fee under the Purchase Agreement.

On July 17, 2024, Xi’an App-Chem, entered into a loan agreement with Beijing Bank to borrow RMB 6.0 million (approximately US$0.8 million) short-term loan as working capital for one year, with interest rate of 4.30% per annum and maturity date on July 16, 2025. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Ag-tech and certain patent owned by the Company as collateral to guarantee this loan.

On August 2, 2024, Xi’an App-Chem, entered into a loan agreement with Bank of China to borrow RMB 4.0 million (equivalent to US$0.5 million) as working capital for one year, with interest rate of 4.10% per annum and maturity date on August 1, 2025. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

On August 12, 2024, Xi’an App-Chem, entered into a loan agreement with Qinnong Bank to borrow RMB 3.5 million (equivalent to US$0.5 million) as working capital for one year, with interest rate of 4.00% per annum and maturity date on July 11, 2025. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 19 - SUBSEQUENT EVENTS

(1). Bank Loans

On January 15, 2024, the Company’s subsidiary, Xi’an App-Chem, entered into a loan agreement with China Bohai Bank to borrow RMB 4.0 million (equivalent to US$0.5 million) as working capital for one year, with interest rate of 3.9% per annum and maturity date on January 21, 2025. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

(2) Issuance of Shares for Stock-based Compensation

On October 2, 2023, the Company issued a total of 155,000 Ordinary Shares* to employees and consultants under its 2022 Equity Incentive Plan. Included in these issuances were 10,000 Ordinary Shares* issued as compensation to the Company’s Chief Executive Officer, Yongwei Hu. The shares issued to Mr. Hu will vest in six months. (*Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS